Contingent Liabilities and Commitments (Details) - Dec. 31, 2018 ¥ in Thousands, $ in Thousands	USD ($)	JPY (¥)
Disclosure of Contingent Liabilities and Commitments [Line Items]
Letters of credit	$ 9,417	¥ 727,211